Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000193017 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000193017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000193017 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000193017 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000193017 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000193017 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000193017 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000193017 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000193017 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000193017 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000193017 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000193017 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000193017 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000193017 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000193017 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000193017 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000193017 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000193017 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000193017 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000193017 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000193017 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193017 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000193017 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	78.90%
C000193017 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000193017 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000193017 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000178768 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000178768 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000178768 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000178768 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000178768 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000178768 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000178768 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000178768 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000178768 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000178768 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000178768 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000178768 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000178768 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000178768 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000178768 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000178768 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000178768 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000178768 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000178768 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000178768 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000178768 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000178768 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000178768 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	78.90%
C000178768 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000178768 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000178768 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001744 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001744 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001744 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000001744 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000001744 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001744 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000001744 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000001744 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000001744 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001744 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001744 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001744 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000001744 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001744 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001744 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000001744 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000001744 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000001744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001744 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000001744 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001744 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000001744 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	78.90%
C000001744 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000001744 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001744 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001742 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001742 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000001742 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000001742 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000001742 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000001742 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000001742 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000001742 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000001742 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001742 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001742 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000001742 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000001742 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001742 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000001742 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000001742 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000001742 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000001742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001742 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000001742 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000001742 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000001742 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000001742 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	78.90%
C000001742 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000001742 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001742 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%